Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 19:- SUBSEQUENT EVENTS

a)	Acquistion of sum.cumo GmbH

On February 6, 2020, the Company completed the acquisition of sum.cumo GmbH ("sum.cumo"). Sum.cumo services insurers in the DACH region (Germany, Switzerland and Austria), helping them to set up their business model and obtain a marketing edge. sum.cumo's experts in consulting, user experience, marketing and technology enable the region's insurers to launch successful e-commerce environments. The total purchase price was approximately $24.7 million in cash, an additional $4.4 million in restricted shares units and $2.2 million in future contingent payments, both subject to earn out-based and retention specific criteria.

b)	HSBC Term Loan Credit Agreement

On March 18, 2020, the Company (via our wholly-owned subsidiary, Sapiens Technologies (1982) Ltd., or the Borrower) entered into a secured credit agreement, or the Credit Agreement, with HSBC Bank plc (or the "Lender"). Pursuant to the Credit Agreement, the Company borrowed $20 million, or the Bank Loan, for a one-year term. The Bank Loan will mature on March 16, 2021, whereas the interest will be paid and calculated on a quarterly basis. The Bank Loan bears interest at the rate of LIBOR plus 2%.